Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 366	$ 54	$ (381)
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	991
Income tax benefit	403
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	1,437	2,064	2,531
Income tax benefit	709	766	483
Capitalized compensation costs within property plant and equipment			74
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	1,833	1,967	1,072
Income tax benefit	$ 753	$ 808	$ 441